Commitments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Commitments [Abstract]
Schedule of Commitments Outstanding

Commitments outstanding as of June 30, 2025 consist of the following:

As of June 30, 2025
RMB’000
Contracted for purchase of inventories (Note (i))	52,488
Contracted for purchase of services (Note (ii))	216,807
269,295

Notes:

As of June 30, 2025, the Group had entered into the following commitment agreements:

(i)	A vehicle purchase agreement with Zhengzhou Yutong Bus Co., Ltd. (“Yutong”), an affiliate of a shareholder of the Company, pursuant to which the Group committed to purchase vehicles manufactured by Yutong with an aggregated purchase amount of RMB100.3 million in 2024. As of June 30, 2025, the Group has paid RMB62.0 million under this vehicle purchase agreement. The Group is in the process of negotiating with Yutong to extend the term to purchase vehicles under the agreement.

Another vehicle purchase agreement with a Chinese manufacturer, specializing in the development, production and sale of buses, pursuant to which the Group committed to purchase vehicles manufactured by this manufacturer with an aggregated purchase amount of RMB32.7 million in 2024 and 2025. As of June 30, 2025, the Group has paid RMB18.6 million under this vehicle purchase agreement.

(ii)	A research and development service agreement with another Chinese manufacturer, pursuant to which the Group committed to purchase research and development services from the manufacturer with an aggregated purchase consideration of RMB216.8 million in 2024 and 2025. As of June 30, 2025, the research and development services has not started and no consideration has been paid yet.